Commitments and Contingencies - Summary of Condensed Consolidated Statements of Financial Position for MFC and MFLP (Detail) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Condensed Balance Sheet Statements, Captions [Line Items]
Invested assets	$ 410,977	$ 378,527
Total other assets	101,936	87,495
Segregated funds net assets	367,436	343,108
Insurance contract liabilities	385,554	351,161	$ 328,654
Investment contract liabilities	3,288	3,104
Segregated funds net liabilities	367,436	343,108
Total other liabilities	71,065	61,651
MFC [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Invested assets	47	21
Total other assets	64,419	57,474
Total other liabilities	12,131	8,357
MLI consolidated [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Invested assets	410,919	378,496
Total other assets	102,439	87,774
Segregated funds net assets	367,436	343,108
Insurance contract liabilities	385,554	351,161
Investment contract liabilities	3,288	3,104
Segregated funds net liabilities	367,436	343,108
Total other liabilities	59,683	53,998
Other subsidiaries of MFC on a combined basis [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Invested assets	11	10
Total other assets	3	3
Consolidating adjustments [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Total other assets	(64,925)	(57,756)
Total other liabilities	(749)	(704)
Manulife Finance (Delaware), L.P.[Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Invested assets	5	6
Total other assets	1,166	1,088
Total other liabilities	$ 936	$ 858